UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2013 (Unaudited)

DWS Mid Cap Value Fund
(formerly DWS Dreman Mid Cap Value Fund)
	Shares	Value ($)
Common Stocks 96.1%
Consumer Discretionary 4.5%
Auto Components 1.8%
Lear Corp.	75,850	4,051,907
Hotels, Restaurants & Leisure 1.2%
Darden Restaurants, Inc. (a)	54,410	2,517,550
Specialty Retail 1.5%
Staples, Inc. (a)	257,600	3,395,168
Consumer Staples 3.8%
Beverages 1.3%
Molson Coors Brewing Co. "B" (a)	66,970	2,960,744
Household Products 1.6%
Energizer Holdings, Inc. (a)	37,720	3,467,600
Tobacco 0.9%
Lorillard, Inc. (a)	53,210	2,050,713
Energy 9.8%
Energy Equipment & Services 2.9%
Ensco PLC "A"	54,530	3,279,434
Oil States International, Inc.* (a)	41,980	3,196,777

		6,476,211
Oil, Gas & Consumable Fuels 6.9%
Chesapeake Energy Corp. (a)	133,932	2,700,069
Marathon Oil Corp.	108,820	3,645,470
Murphy Oil Corp. (a)	53,530	3,258,906
Ultra Petroleum Corp.* (a)	72,946	1,244,459
Valero Energy Corp.	93,950	4,283,181

		15,132,085
Financials 26.4%
Capital Markets 2.9%
Ameriprise Financial, Inc.	48,040	3,296,985
Invesco Ltd.	113,400	3,037,986

		6,334,971
Commercial Banks 5.7%
Comerica, Inc. (a)	91,730	3,153,678
Fifth Third Bancorp. (a)	195,740	3,100,522
KeyCorp	366,000	3,436,740
SunTrust Banks, Inc. (a)	106,860	2,948,267

		12,639,207
Diversified Financial Services 1.8%
The NASDAQ OMX Group, Inc.	125,730	3,980,612
Insurance 9.9%
Allstate Corp.	71,620	3,295,952
Axis Capital Holdings Ltd.	89,690	3,653,074
Hartford Financial Services Group, Inc. (a)	164,619	3,886,654
Lincoln National Corp. (a)	131,470	3,883,624
PartnerRe Ltd. (a)	38,951	3,475,987
Unum Group (a)	146,180	3,577,025

		21,772,316
Real Estate Investment Trusts 6.1%
Duke Realty Corp. (REIT)	218,194	3,526,015
Hospitality Properties Trust (REIT) (a)	122,130	3,260,871
Mack-Cali Realty Corp. (REIT)	115,230	3,270,227
Senior Housing Properties Trust (REIT) (a)	140,095	3,514,984

		13,572,097
Health Care 7.7%
Health Care Equipment & Supplies 3.0%
St. Jude Medical, Inc. (a)	75,380	3,090,580
Zimmer Holdings, Inc. (a)	49,230	3,690,281

		6,780,861
Health Care Providers & Services 3.2%
Cardinal Health, Inc.	81,520	3,767,039
CIGNA Corp.	56,290	3,290,714

		7,057,753
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	78,880	3,271,942
Industrials 16.8%
Aerospace & Defense 1.4%
L-3 Communications Holdings, Inc. (a)	40,900	3,119,443
Commercial Services & Supplies 1.5%
Waste Management, Inc. (a)	88,820	3,314,762
Construction & Engineering 1.4%
URS Corp. (a)	74,230	3,136,960
Electrical Equipment 3.0%
Eaton Corp. PLC (a)	56,050	3,473,419
General Cable Corp.* (a)	91,931	3,028,207

		6,501,626
Machinery 6.2%
Crane Co.	65,150	3,503,767
Ingersoll-Rand PLC	65,450	3,445,943
Joy Global, Inc. (a)	45,380	2,874,369
Oshkosh Corp.* (a)	101,500	3,913,840

		13,737,919
Road & Rail 3.3%
Norfolk Southern Corp.	49,570	3,621,088
Ryder System, Inc.	63,580	3,573,196

		7,194,284
Information Technology 14.0%
Communications Equipment 1.4%
Harris Corp.	66,650	3,203,865
Computers & Peripherals 1.6%
NCR Corp.*	127,174	3,507,459
Electronic Equipment, Instruments & Components 1.3%
Arrow Electronics, Inc.*	70,400	2,826,560
IT Services 2.4%
Computer Sciences Corp. (a)	60,720	2,916,382
Western Union Co.	163,150	2,288,994

		5,205,376
Semiconductors & Semiconductor Equipment 2.6%
KLA-Tencor Corp.	60,660	3,321,742
Marvell Technology Group Ltd.	234,910	2,372,591

		5,694,333
Software 4.7%
CA, Inc.	110,420	2,704,186
Symantec Corp.*	185,041	4,337,361
Synopsys, Inc.*	97,742	3,423,902

		10,465,449
Materials 10.3%
Chemicals 2.9%
Agrium, Inc.	30,398	3,144,673
Huntsman Corp. (a)	187,660	3,233,382

		6,378,055
Containers & Packaging 3.6%
Owens-Illinois, Inc.*	156,070	3,979,785
Rock-Tenn Co. "A"	44,330	3,920,989

		7,900,774
Metals & Mining 3.8%
Kinross Gold Corp.	325,170	2,477,795
Nucor Corp. (a)	65,130	2,934,106
Yamana Gold, Inc.	205,260	3,019,375

		8,431,276
Utilities 2.8%
Electric Utilities
American Electric Power Co., Inc.	65,900	3,083,461
PPL Corp. (a)	103,075	3,176,771

		6,260,232

Total Common Stocks (Cost $173,626,840)		212,340,110
Securities Lending Collateral 36.2%
Daily Assets Fund Institutional, 0.16% (b) (c) (Cost $80,070,445)	80,070,445	80,070,445
Cash Equivalents 4.0%
Central Cash Management Fund, 0.12% (b) (Cost $8,809,907)	8,809,907	8,809,907

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $262,507,192) †	136.3	301,220,462
Other Assets and Liabilities, Net	(36.3)	(80,281,499)

Net Assets	100.0	220,938,963

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $262,574,665.  At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $38,645,797.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $44,773,792 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,127,995.

(a)	All or a portion of these securities were on loan. The value of securities loaned at February 28, 2013 amounted to $78,398,482 which is 35.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$212,340,110	$—	$—	$212,340,110
Short-Term Investments(d)	88,880,352	—	—	88,880,352
Total	$301,220,462	$—	$—	$301,220,462

There have been no transfers between fair value measurement levels during the period ended February 28, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Value Fund (formerly DWS Dreman Mid Cap Value Fund), a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 19, 2013